Segment Reporting (Evaluation of Performance by Segment) (Details) - USD ($) $ in Thousands	3 Months Ended											9 Months Ended				12 Months Ended
	Sep. 30, 2015		Dec. 31, 2014	Sep. 30, 2014		Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenues	$ 65,213		$ 37,427	$ 34,301		$ 20,628	$ 15,584	$ 17,712	$ 13,421	$ 16,304	$ 9,267	$ 167,295		$ 70,513		$ 107,940		$ 56,704		$ 36,821
Equity in net loss from unconsolidated joint ventures	(1,096)		103	103		1,125	628	(2,854)	983	(2,603)	(1,188)	(974)		1,856		1,959		(5,662)		(2,904)
Total operating and interest expense	(62,066)	[1]		(36,821)	[1]							(164,652)	[1]	(11,455)	[1]	(54,706)	[2]	(59,214)	[2]	(52,258)	[2]
Net income (loss) from continuing operations	2,051	[3]	(5,721)	(2,417)	[3]	63,746	(415)	(1,548)	1,005	(3,719)	(3,910)	1,669	[3]	60,914	[3]	55,193	[4]	(8,172)	[4]	(18,341)	[4]
Assets:
Total assets	2,451,727		1,500,000					491,663				2,451,727				1,500,000		491,663
Depreciation and amortization	25,120			12,306								68,534		22,451		36,408		5,675		256
Total income tax benefit (provision)	985		(162)	165		437	$ 369	803	$ 744	$ 4,441	$ 405	2,116		971		809		6,393		3,330
Gain on remeasurement of previously held joint venture						$ 72,345								72,345		72,345
Asset Management Financial Measures [Member]
Segment Reporting Information [Line Items]
Total revenues	5,138			4,848								17,546		18,867		25,017		40,896		34,667
Total operating and interest expense	(5,235)	[1]		(3,963)	[1]							(16,592)	[1]	(16,398)	[1]	(21,154)	[2]	(30,887)	[2]	(24,824)	[2]
Net income (loss) from continuing operations	(97)	[3]		885	[3]							954	[3]	2,469	[3]	3,863	[4]	10,009	[4]	9,843	[4]
Assets:
Total assets	13,057		8,140					12,950				13,057				8,140		12,950
Investments Corporate [Member]
Segment Reporting Information [Line Items]
Total revenues	60,075			29,453								149,749		51,646		82,923		15,808		2,154
Equity in net loss from unconsolidated joint ventures	(1,096)			103								(974)		1,856		1,959		(5,662)		(2,904)
Total operating and interest expense	(56,831)	[1]		(32,858)	[1]							(148,060)	[1]	4,943	[1]	(33,552)	[2]	(28,327)	[2]	(27,434)	[2]
Net income (loss) from continuing operations	2,148	[3]		$ (3,302)	[3]							715	[3]	$ 58,445	[3]	51,330	[4]	(18,181)	[4]	$ (28,184)	[4]
Assets:
Total assets	$ 2,438,670		$ 1,491,860					$ 478,713				$ 2,438,670				$ 1,491,860		$ 478,713

[1]	Total operating and interest expense includes operating costs on commercial property assets for the Investments/Corporate segment and costs to perform required functions under the management agreement for the Asset Management segment. Depreciation and amortization of $25,120 and $12,306 and provision for taxes of $985 and $165 for the three months ended September 30, 2015 and 2014, respectively, are included in the amounts presented above. Depreciation and amortization of $68,534 and $22,451, provision for taxes of $2,116 and $971 and a gain on remeasurement of a previously held joint venture of $0 and $72,345 for the nine months ended September 30, 2015 and 2014, respectively, are included in the amounts presented above.
[2]	Total operating and interest expense includes operating costs on commercial property assets for the Investments segment and costs to perform required functions under the management agreement for the Asset Management segment. Depreciation and amortization of $36,408, $5,675, and $256 and provision for taxes of $809, $6,393, and $3,330 for the years ended December 31, 2014, 2013, and 2012, respectively.
[3]	Net income (loss) from continuing operations represents income (loss) before discontinued operations.
[4]	Net income (loss) from continuing operation represents income (loss) before discontinued oeprations.Net income (loss) from continuing operations represents income (loss) before discontinued operations.